TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Current income tax:
Current income tax charge	230	330	315
Adjustment in respect of current income tax from prior periods	3	(20)	4
Total current tax	233	310	319
Deferred tax:
Relating to the origination and reversal of temporary differences	(73)	45	21
Adjustment in respect of deferred income tax from prior periods	(6)	6	(6)
Relating to changes in tax rates or the imposition of new taxes	43	3	(38)
Total deferred tax	(36)	54	(23)
Income tax charge per the consolidated income statement	197	364	296

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income (OCI) and directly within equity for the periods presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	(4)	2	(3)
Deferred tax on net gain/loss on net investment hedges	—	—	(41)
Current tax on net gain/loss on net investment hedges	—	—	41
Deferred tax on net gain/loss on pension plan remeasurements	(16)	(12)	—
Total taxes charged/(credited) to OCI	(20)	(10)	(3)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): share-based compensation	1	(2)	12
Current tax charge/(credit): share-based compensation	(3)	(4)	(5)
Total taxes charged/(credited) to equity	(2)	(6)	7

Disclosure of effective income tax rate reconciliation	The parent company of the Group is a UK company. Accordingly, the following tables provide reconciliations of the Group’s income tax expense at the UK statutory tax rate to the actual income tax expense for the periods presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	695	1,454	1,205

Tax expense at the UK statutory rate	132	276	229
Taxation of foreign operations, net(A)	23	89	81
Non-deductible expense items for tax purposes	6	4	30
Rate and law change impact, net(B)(C)(D)(E)(F)	43	3	(38)
Deferred taxes not recognised	(4)	6	(4)
Adjustment in respect of prior periods	(3)	(14)	(2)
Total provision for income taxes	197	364	296
(A) This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 19% (2019: 19%, 2018: 19%), as well as the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities.
(B) In 2020, the UK enacted a law change that retained the rate of 19% from 2020 reversing a previously enacted decrease to 17%. The Group recognised a deferred tax expense of €37 million to reflect the impact of this change.
(C) In 2020, the Netherlands enacted a law change which held the tax rate at 25% with effect from 2021. This reverses the previously enacted reduction to 21.7% from 2021. The Group recognised a deferred tax expense of €6 million to reflect the impact of this amendment. In 2018, the Netherlands enacted a staggered reduction in the tax rate from 25% in 2018 to 20.5% in 2021 and deferred tax balances were adjusted accordingly. The Group recognised a deferred tax benefit of €9 million to reflect the impact of the rate reduction. In 2019, the ultimate level to which the rate will reduce was increased to 21.7%. The Group recognised a deferred tax expense of €2 million to reflect the impact of this amendment.
(D) In 2019, France enacted two law changes that decelerated the trajectory of the rate reduction from 33.33% to 25% effective for tax years beginning on or after
1 January 2019. The Group recognised a net deferred tax expense of €1 million to reflect the impact of these changes.
(E) In 2018, the Basque territory enacted a law change which reduced the rate of tax from 28% in prior years, to 26% in 2018 and 24% from 2019. Additionally, the rules relating to the use of tax credits changed. The Group recognised a deferred tax benefit of €23 million to reflect the impact of this change.
(F) In 2018, Sweden enacted an incremental corporate income tax rate reduction from 22%, ultimately reaching 20.6%, effective 1 January 2021. As a result, the Group recognised a deferred tax benefit of €5 million to reflect the impact of this change.

Disclosure of deferred tax liabilities and assets
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the periods presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2018	1,949	212	15	(4)	(81)	(12)	41	2,120
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	2	10	(10)	—	36	9	4	51
Effect of tax rate changes on income statement	2	1	—	—	—	—	—	3
Amounts charged/(credited) directly to OCI	—	—	2	—	(12)	—	—	(10)
Amount charged/(credited) to equity	—	—	—	—	(2)	—	—	(2)
Effect of movements in foreign exchange	13	1	—	—	—	—	—	14
As at 31 December 2019	1,966	224	7	(4)	(59)	(3)	45	2,176
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(9)	(40)	(8)	(2)	(14)	(7)	1	(79)
Effect of tax rate changes on income statement	39	4	—	—	(1)	—	1	43
Amounts charged/(credited) directly to OCI	—	—	(4)	—	(16)	—	—	(20)
Amount charged/(credited) to equity	—	—	—	—	1	—	—	1
Effect of movements in foreign exchange	(14)	(1)	(1)	—	—	—	2	(14)
As at 31 December 2020	1,982	187	(6)	(6)	(89)	(10)	49	2,107